Mayer Brown LLP 71 South Wacker Drive Chicago IL 60606 United States of America
January 3, 2019 VIA EDGAR	T: +1 312 782 0600 F: +1 312 701 7711 www.mayerbrown.com Lawrence R. Hamilton T: +1 312 701 7055 F: +1 312 706 8333 LHamilton@mayerbrown.com

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:        DNP Select Income Fund Inc. (File Nos. 333-223945 and 811-04915)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby certify on behalf of DNP Select Income Fund Inc. (the “Fund”) that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those included as part of Post-Effective Amendment No. 2 to the Fund’s Registration Statement on Form N-2, which was filed electronically with the SEC via EDGAR (Accession No. 0001193125-18-361085) on December 28, 2018.

Please do not hesitate to contact me at (312) 701-7055 should you have any questions.

Very truly yours,

/s/ Lawrence R. Hamilton
Lawrence R. Hamilton

Mayer Brown is a global services provider comprising an association of legal practices that are separate entities including

Mayer Brown LLP (Illinois, USA), Mayer Brown International LLP (England), Mayer Brown (a Hong Kong partnership)

and Tauil & Chequer Advogados (a Brazilian partnership).